Schedule of Changes in Carrying Amount of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Balance as of December 31, 2023	$ 903
FG Group Holdings Inc [Member]
Balance as of December 31, 2022	882
Foreign currency translation adjustment	21
Balance as of December 31, 2023	903
Strong Global Entertainment Inc [Member]
Balance as of December 31, 2022	882
Foreign currency translation adjustment	21
Balance as of December 31, 2023	$ 903